UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22169

Dreyfus Institutional Reserves Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/2012

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Institutional Reserves
Funds

SEMIANNUAL REPORT June 30, 2012

Contents

The Funds
A Letter from the Chairman and CEO	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	21

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for the Dreyfus Institutional Reserves Funds, covering the six-month period from January 1, 2012, through June 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

After posting sharp declines at the start of the reporting period, many investments gained value over the fall of 2011 and in early 2012, when investors responded positively to improving U.S. employment trends and measures by European policymakers to address the region’s sovereign debt crisis. However, political developments later raised doubts about some of Europe’s proposed solutions, and U.S. economic data weakened in the spring. Consequently, stocks and higher yielding bonds gave back some of their previous gains, while yields of U.S.Treasury securities declined to levels not seen since the 1940s. In contrast, yields of money market instruments remained near historical lows as the Federal Reserve Board left its target for short-term interest rates unchanged and prevailing yields remained low.

Despite the recent downturn in market sentiment, we believe the U.S. and global economies are likely to remain on mildly upward trajectories. In our judgment, current sluggishness is at least partly due to the lagging effects of tighter monetary policies in some areas of the world, and we expect stronger growth when a shift to more accommodative policies begins to have an impact on global economic activity. In addition, the adjustment among U.S. exporters to weaker European demand and slower economic growth in certain emerging markets should be largely completed later this year, potentially setting the stage for a stronger economic rebound in 2013.

As always, we encourage you to discuss our observations with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 16, 2012

The Funds	3

DISCUSSION OF FUND PERFORMANCE (continued)

Fund and Market Performance Overview

For the six-month period ended June 30, 2012, the three Dreyfus Institutional Reserves Funds listed below produced the following annualized yields and annualized effective yields:1

		Annualized
	Annualized	Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.12	0.12
Hamilton Shares	0.07	0.07
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Agency Shares	0.00	0.00

Yields of money market instruments remained near historical lows over the first half of 2012 as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25% amid erratic economic growth.

Economic Recovery Sputtered in the Spring

2012 began in the midst of an economic rebound as the U.S. unemployment rate had declined from 9.0% to 8.5% and manufacturing activity had accelerated in the weeks just prior to the start of the reporting period. In fact, it later was announced that the U.S. economy grew at a respectable 3.0% annualized rate during the fourth quarter of 2011.

The upward trend in economic data persisted in January 2012. Most notably, the unemployment rate fell to 8.3% amid a net gain of 243,000 jobs. Even the long-depressed housing market showed signs of life when it was announced that existing home sales had posted a 5% gain. In February, new reports suggested that the U.S. economy continued to gain traction, with the private sector adding another 233,000 jobs and the unemployment rate holding steady. What’s more, retail and food service sales climbed 1.1% in February, according to the U.S. Department of Commerce, which many saw as a promising sign for a domestic economy fueled mainly by consumers.

The recovery appeared to continue in March. Despite a decrease to 120,000 new jobs created during the month, the unemployment rate inched lower to 8.2%.The manufacturing and service sectors expanded for the 32nd and 27th consecutive months, respectively. However, gasoline prices surged higher in March, contributing to a modest decline in consumer confidence.

The expansion of the U.S. economy appeared to moderate in April amid mixed economic data. Only 77,000 jobs were added to the labor force during the month, but the unemployment rate dipped slightly to 8.1%, its lowest reading in more than three years. Manufacturing activity continued to increase, while the service sector posted relatively sluggish growth. It later was estimated that U.S. GDP growth slowed to a 1.9% annualized rate over the first quarter of 2012, primarily due to significant cuts in government spending.

May brought more disappointing news, including another subpar month of job creation and an uptick in the unemployment rate to 8.2%. While manufacturing activity continued to expand, it did so at a slower rate. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered resistance in some countries, including Greece, threatening the region’s economic prospects.

June saw more mixed economic data. On one hand, the manufacturing sector contracted for the first time in three years, with weakness especially evident in new orders placed during the month. On the other hand, the U.S. housing market showed signs of life when home prices climbed for the first time in seven months. In addition, new unemployment claims fell over the latter part of the month, and many analysts were encouraged when European policymakers adopted new measures to shore up the region’s troubled banking system.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments remained near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail. Therefore, we continued to maintain the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Despite recent swings in the economic outlook, the Fed has repeatedly reiterated its intention to keep short-term interest rates near historical lows at least through late 2014. Consequently, we intend to maintain the fund’s focus on quality and liquidity.

July 16, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields
fluctuate.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from January 1, 2012 to June 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2012
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.70	$.94	$1.29	$1.29	$1.29
Ending value (after expenses)	$1,000.60	$1,000.40	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.19	.26	.26	.26
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.55	$.55	$.55	$.55	$.55
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.11	.11	.11	.11	.11
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.25	$.25	$.30	$.30	—
Ending value (after expenses)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	—
Annualized expense ratio (%)	.05	.05	.06	.06	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2012
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.70	$.96	$1.31	$1.31	$1.31
Ending value (after expenses)	$1,024.17	$1,023.92	$1,023.57	$1,023.57	$1,023.57
Annualized expense ratio (%)	.14	.19	.26	.26	.26
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.55	$.55	$.55	$.55	$.55
Ending value (after expenses)	$1,024.32	$1,024.32	$1,024.32	$1,024.32	$1,024.32
Annualized expense ratio (%)	.11	.11	.11	.11	.11
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.25	$.25	$.30	$.30	—
Ending value (after expenses)	$1,024.61	$1,024.61	$1,024.57	$1,024.57	—
Annualized expense ratio (%)	.05	.05	.06	.06	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

The Funds	7

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)

Negotiable Bank Certificates of Deposit—46.4%
Bank of Nova Scotia
0.57%, 7/2/12	50,000,000	[a]	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.36%, 7/5/12	125,000,000		125,000,000
Canadian Imperial Bank of Commerce
0.52%, 7/2/12	100,000,000	[a]	100,000,000
Chase Bank USA
0.18%, 8/20/12	125,000,000		125,000,000
Credit Suisse New York (Yankee)
0.30%—0.52%, 7/12/12—10/2/12	150,000,000		150,000,000
Deutsche Bank AG (Yankee)
0.22%, 7/30/12	100,000,000		100,000,000
Mizuho Corporate Bank (Yankee)
0.33%, 8/16/12	100,000,000		100,000,000
Nordea Bank Finland (Yankee)
0.25%, 7/10/12	125,000,000		125,000,000
Norinchukin Bank (Yankee)
0.41%, 7/23/12	50,000,000		50,000,000
Rabobank Nederland (Yankee)
0.29%, 7/3/12	50,000,000		50,000,361
Sumitomo Mitsui Banking
Corporation (Yankee)
0.35%, 7/23/12	100,000,000	[b]	100,000,000
Svenska Handelsbanken (Yankee)
0.39%, 10/3/12	100,000,000	[b]	100,000,000
Westpac Banking Corp.
0.53%—0.59%, 7/2/12—7/26/12	125,000,000	[a,b]	125,000,000
Total Negotiable Bank Certificates of Deposit
(cost $1,300,000,361)			1,300,000,361

Commercial Paper—11.6%
Australia and New Zealand Banking Group Ltd.
0.30%, 7/30/12	100,000,000	[a,b]	100,000,000
General Electric Capital Corp.
0.40%, 12/13/12	50,000,000		49,908,333

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)		Value ($)

Commercial Paper (continued)
ING (US) Funding LLC
0.34%—0.38%, 7/27/12—8/22/12	125,000,000		124,955,132
Sumitomo Mitsui Banking Corporation
0.36%, 7/13/12	50,000,000	[b]	49,994,000
Total Commercial Paper
(cost $324,857,465)			324,857,465

Asset-Backed Commercial Paper—1.5%
Solitaire Funding Ltd.
0.34%, 8/1/12
(cost $41,187,938)	41,200,000	[b]	41,187,938

Time Deposits—9.9%
Bank of America N.A. (Grand Cayman)
0.01%, 7/2/12	76,000,000		76,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.10%, 7/2/12	100,000,000		100,000,000
U.S. Bank NA (Grand Cayman)
0.20%, 7/2/12	100,000,000		100,000,000
Total Time Deposits
(cost $276,000,000)			276,000,000

U.S. Government Agencies—7.1%
Federal Home Loan Bank
0.33%, 7/2/12	100,000,000	[a]	99,992,111
Federal Home Loan Mortgage Corp.
0.37%, 7/2/12	100,000,000	[a,c]	99,984,027
Total U.S. Government Agencies
(cost $199,976,138)			199,976,138

U.S. Treasury Notes—7.3%
0.19%, 1/31/13
(cost $203,153,434)	200,000,000		203,153,434

The Funds	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Repurchase Agreement—16.1%
ABN AMRO Bank N.V.
0.16%, dated 6/29/12, due 7/2/12 in
the amount of $450,006,000 (fully
collateralized by $432,892,700
U.S. Treasury Notes, 2.38%,
due 2/28/15, value $459,000,071)
(cost $450,000,000)	450,000,000	450,000,000

Total Investments (cost $2,795,175,336)	99.9%	2,795,175,336

Cash and Receivables (Net)	.1%	3,299,400

Net Assets	100.0%	2,798,474,736

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2012, these securities amounted to $516,181,938 or 18.4% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	66.1	Finance	1.8
Repurchase Agreement	16.1	Asset-Backed/Banking	1.5
U.S. Government/Agencies	14.4		99.9

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
June 30, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—22.3%
7/5/12	0.06	60,000,000	59,999,600
7/19/12	0.05	100,000,000	99,997,750
8/30/12	0.08	60,000,000	59,992,500
11/23/12	0.15	75,000,000	74,956,198
Total U.S. Treasury Bills
(cost $294,946,048)			294,946,048

U.S. Treasury Notes—14.8%
9/17/12	0.10	15,000,000	15,039,642
11/15/12	0.15	50,000,000	50,714,008
12/31/12	0.13	50,000,000	50,853,993
2/15/13	0.20	54,000,000	54,397,448
4/30/13	0.17	25,000,000	25,605,636
Total U.S. Treasury Notes
(cost $196,610,727)			196,610,727

Repurchase Agreements—62.7%
Barclays Capital, Inc.
dated 6/29/12, due 7/2/12 in the amount of $151,001,888
(fully collateralized by $46,388,200 U.S. Treasury Bonds,
4.50%, due 5/15/38, value $64,089,599 and $88,207,000
U.S. Treasury Notes, 1.25%, due 3/15/14, value $89,930,437)	0.15	151,000,000	151,000,000
BNP Paribas
dated 6/29/12, due 7/2/12 in the amount of $160,001,600
(fully collateralized by $157,610,700 U.S. Treasury Notes,
1.38%-1.50%, due 11/30/15-3/31/19, value $163,200,096)	0.12	160,000,000	160,000,000
Citibank, NA
dated 6/29/12, due 7/2/12 in the amount of $110,001,467
(fully collateralized by $111,775,900 U.S. Treasury Notes,
0.50%, due 10/15/13, value $112,200,044)	0.16	110,000,000	110,000,000
Deutsche Bank Securities Inc.
dated 6/29/12, due 7/2/12 in the amount of $190,002,217
(fully collateralized by $125,302,600 U.S. Treasury Inflation
Protected Securities, 2.13%, due 2/15/40, value $193,800,059)	0.14	190,000,000	190,000,000

The Funds	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Merrill Lynch & Co. Inc.
dated 6/29/12, due 7/2/12 in the amount of $110,001,283
(fully collateralized by $112,356,800 U.S. Treasury Bills,
due 4/4/13, value $112,200,062)	0.14	110,000,000	110,000,000
Morgan Stanley
dated 6/29/12, due 7/2/12 in the amount of $110,001,467
(fully collateralized by $57,807,600 U.S. Treasury Bills,
due 10/4/12, value $57,794,882 and $49,069,300
U.S. Treasury Notes, 4%, due 2/15/15, value $54,405,153)	0.16	110,000,000	110,000,000
Total Repurchase Agreements
(cost $831,000,000)			831,000,000

Total Investments (cost $1,322,556,775)		99.8%	1,322,556,775

Cash and Receivables (Net)		.2%	2,145,780

Net Assets		100.0%	1,324,702,555

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	62.7	U.S. Treasury Notes	14.8
U.S. Treasury Bills	22.3		99.8
† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS

June 30, 2012 (Unaudited)

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—83.1%
7/5/12	0.05	60,000,000	59,999,675
7/12/12	0.09	30,000,000	29,999,221
7/19/12	0.06	38,000,000	37,998,775
7/26/12	0.07	82,000,000	81,995,910
8/2/12	0.10	25,000,000	24,997,889
8/23/12	0.06	75,000,000	74,993,467
8/30/12	0.05	7,000,000	6,999,417
9/6/12	0.08	25,000,000	24,996,510
9/13/12	0.08	10,000,000	9,998,356
9/20/12	0.09	90,000,000	89,982,787
10/18/12	0.13	50,000,000	49,980,319
10/25/12	0.13	30,000,000	29,987,917
Total U.S. Treasury Bills
(cost $521,930,243)			521,930,243

U.S. Treasury Notes—16.7%
7/2/12	0.09	55,000,000	55,000,773
7/2/12	0.10	20,000,000	20,002,527
7/31/12	0.06	8,000,000	8,003,686
8/31/12	0.10	22,000,000	22,009,941
Total U.S. Treasury Notes
(cost $105,016,927)			105,016,927
Total Investments (cost $626,947,170)		99.8%	626,947,170
Cash and Receivables (Net)		.2%	1,144,989
Net Assets		100.0%	628,092,159

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
U.S. Treasury Bills	83.1	U.S. Treasury Notes	16.7
			99.8

† Based on net assets.
See notes to financial statements.

The Funds	13

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	2,795,175,336[a]	1,322,556,775[a]	626,947,170
Cash	354,407	654,502	933,978
Interest receivable	3,444,125	1,634,735	704,336
	2,798,973,868	1,324,846,012	628,585,484
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	499,132	143,457	35,149
Payable for shares of Beneficial Interest redeemed	—	—	458,176
	499,132	143,457	493,325
Net Assets ($)	2,798,474,736	1,324,702,555	628,092,159
Composition of Net Assets ($):
Paid-in capital	2,798,599,578	1,325,056,610	628,101,514
Accumulated net realized gain (loss) on investments	(124,842)	(354,055)	(9,355)
Net Assets ($)	2,798,474,736	1,324,702,555	628,092,159
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	756,542,899	106,413,058	314,347,706
Shares Outstanding	756,064,249	106,389,588	314,355,187
Net Asset Value Per Share ($)	1.00	1.00	1.00
Hamilton Shares
Net Assets ($)	1,409,763,516	128,530,519	71,249,201
Shares Outstanding	1,408,838,874	128,502,635	71,249,653
Net Asset Value Per Share ($)	1.00	1.00	1.00
Agency Shares
Net Assets ($)	22,460,590	2,544,098	6,250
Shares Outstanding	22,449,347	2,543,531	6,250
Net Asset Value Per Share ($)	1.00	1.00	1.00
Premier Shares
Net Assets ($)	454,729,177	935,586,990	242,489,002
Shares Outstanding	454,467,855	935,389,288	242,490,424
Net Asset Value Per Share ($)	1.00	1.00	1.00
Classic Shares
Net Assets ($)	154,978,554	151,627,890	—
Shares Outstanding	154,880,536	151,588,751	—
Net Asset Value Per Share ($)	1.00	1.00	—
† Investments at cost ($)	2,795,175,336	1,322,556,775	626,947,170

a Amount includes repurchase agreements of $450,000,000 for Dreyfus Institutional Reserves Money Fund and $831,000,000 for Dreyfus Institutional Reserves Treasury Fund. See
Note 1(b).

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2012 (Unaudited)

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury Prime
	Money Fund	Fund	Fund
Investment Income ($):
Interest Income	4,195,574	692,296	225,630
Expenses:
Management fee—Note 2(a)	2,270,247	875,234	644,805
Service Plan fees—Note 2(b)	1,671,708	1,755,047	362,772
Trustees’ fees—Note 2(c)	38,675	18,308	8,682
Total Expenses	3,980,630	2,648,589	1,016,259
Less—reduction in expenses due to undertaking—Note 2(a)	(870,240)	(1,940,033)	(782,094)
Less—Trustees’ fees reimbursed by the Manager—Note 2(c)	(38,675)	(18,308)	(8,682)
Net Expenses	3,071,715	690,248	225,483
Investment Income—Net	1,123,859	2,048	147
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(110,365)	27,750	(702)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,494	29,798	(555)

See notes to financial statements.

The Funds	15

STATEMENTS OF CHANGES IN ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Six Months Ended	Year Ended
	June 30, 2012	December 31,
	(Unaudited)	2011
Operations ($):
Investment income—net	1,123,859	4,101,311
Net realized gain (loss) on investments	(110,365)	963,732
Net Increase (Decrease) in Net Assets Resulting from Operations	1,013,494	5,065,043
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(589,780)	(1,977,556)
Hamilton Shares	(533,867)	(2,120,531)
Agency Shares	(104)	(3,001)
Premier Shares	(83)	(171)
Classic Shares	(25)	(52)
Total Dividends	(1,123,859)	(4,101,311)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	2,749,303,911	8,131,492,765
Hamilton Shares	4,130,866,235	13,498,080,803
Agency Shares	24,303,500	65,669,411
Premier Shares	772,678,203	2,054,081,478
Classic Shares	647,353,367	1,874,781,059
Dividends reinvested:
Institutional Shares	2,575	60,261
Hamilton Shares	20,579	31,283
Premier Shares	2	7
Classic Shares	25	52
Cost of shares redeemed:
Institutional Shares	(2,760,507,643)	(9,200,765,435)
Hamilton Shares	(4,544,512,927)	(15,156,623,317)
Agency Shares	(23,635,164)	(71,383,810)
Premier Shares	(734,258,434)	(2,241,217,463)
Classic Shares	(669,757,687)	(1,946,721,096)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(408,143,458)	(2,992,514,002)
Total Increase (Decrease) In Net Assets	(408,253,823)	(2,991,550,270)
Net Assets ($):
Beginning of Period	3,206,728,559	6,198,278,829
End of Period	2,798,474,736	3,206,728,559

See notes to financial statements.

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2012	December 31,	June 30, 2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011
Operations ($):
Investment income—net	2,048	16,694	147	310
Net realized gain (loss) on investments	27,750	72,761	(702)	270
Net Increase (Decrease) in Net Assets
Resulting from Operations	29,798	89,455	(555)	580
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1,851)	(15,214)	(94)	(201)
Hamilton Shares	(23)	(1,114)	(8)	(10)
Agency Shares	—	(3)	—	—
Premier Shares	(146)	(303)	(45)	(99)
Classic Shares	(28)	(60)	—	—
Total Dividends	(2,048)	(16,694)	(147)	(310)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	382,656,034	470,768,099	701,197,814	1,942,301,935
Hamilton Shares	304,080,808	1,286,143,083	259,396,572	215,343,820
Agency Shares	2,656,603	408,357,550	—	—
Premier Shares	1,362,587,781	3,031,354,894	533,514,468	1,240,665,940
Classic Shares	353,935,421	886,248,162	—	—
Dividends reinvested:
Institutional Shares	5	32	8	24
Hamilton Shares	5	169	—	—
Premier Shares	2	7	—	—
Classic Shares	26	55	—	—
Cost of shares redeemed:
Institutional Shares	(401,715,255)	(568,241,523)	(966,831,881)	(1,876,726,843)
Hamilton Shares	(457,258,128)	(1,279,545,554)	(212,780,551)	(232,609,388)
Agency Shares	(3,576,199)	(410,260,227)	—	—
Premier Shares	(1,451,560,392)	(2,904,727,028)	(535,152,144)	(1,252,051,781)
Classic Shares	(405,948,449)	(897,905,118)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(314,141,738)	22,192,601	(220,655,714)	36,923,707
Total Increase (Decrease) In Net Assets	(314,113,988)	22,265,362	(220,656,416)	36,923,977
Net Assets ($):
Beginning of Period	1,638,816,543	1,616,551,181	848,748,575	811,824,598
End of Period	1,324,702,555	1,638,816,543	628,092,159	848,748,575

See notes to financial statements.

The Funds	17

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for the Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represent the financial highlights of the fund’s predecessor, BNY Hamilton Funds, before the funds commenced operations as of the close of business on September 12, 2008, and represent the performance of the fund’s Institutional, Hamilton, Agency, Premier and Classic shares threafter.Total return shows how much an investment in the fund’s Institutional, Hamilton,Agency, Premier and Classic shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.001	(.001)	1.00	.06[a]	.14[a]	.14[a]	.12[a]	756,543
Year Ended December 31,
2011	1.00	.001	(.001)	1.00	.11	.14	.14	.12	767,737
2010	1.00	.002	(.002)	1.00	.21	.14	.14	.19	1,836,863
2009	1.00	.006	(.006)	1.00	.57	.17	.17	.61	2,451,271
2008	1.00	.028	(.028)	1.00	2.86	.15	.15	2.84	3,513,565
2007	1.00	.052	(.052)	1.00	5.30	.15	.15	5.14	3,500,461
Hamilton Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[b]	(.000)[b]	1.00	.04[a]	.19[a]	.19[a]	.07[a]	1,409,764
Year Ended December 31,
2011	1.00	.001	(.001)	1.00	.07	.19	.19	.08	1,823,501
2010	1.00	.002	(.002)	1.00	.15	.19	.19	.15	3,481,446
2009	1.00	.005	(.005)	1.00	.51	.21	.21	.50	5,501,158
2008	1.00	.028	(.028)	1.00	2.81	.20	.20	2.87	4,038,235
2007	1.00	.051	(.051)	1.00	5.25	.20	.20	5.13	4,545,664
Agency Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[b]	(.000)[b]	1.00	.00[a,c]	.29[a]	.26[a]	.00[a,c]	22,461
Year Ended December 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.01	.29	.24	.01	21,794
2010	1.00	.001	(.001)	1.00	.06	.29	.28	.05	27,498
2009	1.00	.004	(.004)	1.00	.42	.32	.31	.42	42,799
2008	1.00	.027	(.027)	1.00	2.70	.30	.30	3.31	53,413
2007	1.00	.050	(.050)	1.00	5.15	.30	.30	5.20	509,874
Premier Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[b]	(.000)[b]	1.00	.00[a,c]	.44[a]	.26[a]	.00[a,c]	454,729
Year Ended December 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.44	.26	.00[c]	416,300
2010	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.44	.33	.00[c]	603,226
2009	1.00	.003	(.003)	1.00	.31	.47	.44	.36	828,469
2008	1.00	.025	(.025)	1.00	2.55	.45	.45	2.60	1,797,040
2007	1.00	.049	(.049)	1.00	4.99	.44	.44	4.89	2,396,847
Classic Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[b]	(.000)[b]	1.00	.00[a,c]	.69[a]	.26[a]	.00[a,c]	154,979
Year Ended December 31,
2011	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.69	.26	.00[c]	177,397
2010	1.00	.000[b]	(.000)[b]	1.00	.00[c]	.69	.33	.00[c]	249,246
2009	1.00	.002	(.002)	1.00	.18	.72	.57	.18	537,810
2008	1.00	.023	(.023)	1.00	2.30	.70	.70	2.34	694,590
2007	1.00	.046	(.046)	1.00	4.73	.70	.70	4.63	1,078,224

a	Annualized.
b	Amount represents less than $.001 per share.
c	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000)

Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.14[b]	.11[b]	.00[b,c]	106,413
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.01	.14	.10	.01	125,472
2010	1.00	.001	(.001)	1.00	.05	.14	.13	.04	222,951
2009	1.00	.001	(.001)	1.00	.06	.15	.15	.06	504,846
2008	1.00	.016	(.016)	1.00	1.59	.16	.16	1.60	217,234
2007	1.00	.047	(.047)	1.00	4.83	.15	.15	4.58	369,397
Hamilton Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.19[b]	.11[b]	.00[b,c]	128,531
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.19	.10	.00[c]	281,715
2010	1.00	.000[a]	(.000)[a]	1.00	.02	.19	.18	.01	275,160
2009	1.00	.000[a]	(.000)[a]	1.00	.03	.20	.19	.03	663,017
2008	1.00	.015	(.015)	1.00	1.54	.20	.20	1.57	745,179
2007	1.00	.047	(.047)	1.00	4.78	.20	.20	4.49	1,304,610
Agency Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.29[b]	.11[b]	.00[b,c]	2,544
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.29	.12	.00[c]	3,464
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.29	.19	.00[c]	5,366
2009	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.32	.24	.01	6,925
2008	1.00	.014	(.014)	1.00	1.44	.30	.30	1.57	57,195
2007	1.00	.046	(.046)	1.00	4.67	.30	.30	4.11	21,987
Premier Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.44[b]	.11[b]	.00[b,c]	935,587
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.44	.09	.00[c]	1,024,524
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.44	.19	.00[c]	897,799
2009	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.22	.00[c]	1,181,422
2008	1.00	.013	(.013)	1.00	1.30	.45	.44	1.35	1,688,060
2007	1.00	.044	(.044)	1.00	4.52	.45	.45	4.41	2,134,582
Classic Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.69[b]	.11[b]	.00[b,c]	151,628
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.69	.10	.00[c]	203,642
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.69	.18	.00[c]	215,275
2009	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.71	.22	.00[c]	337,261
2008	1.00	.011	(.011)	1.00	1.11	.70	.63	1.06	509,762
2007	1.00	.042	(.042)	1.00	4.26	.70	.70	4.15	442,131

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.

See notes to financial statements.

The Funds	19

FINANCIAL HIGHLIGHTS (continued)

		Per Share Data ($)					Ratios/Supplemental Data (%)
						Ratio of	Ratio of	Ratio of Net
	Net Asset		Dividends	Net Asset		Total	Net	Investment	Net Assets
	Value	Net	from Net	Value		Expenses	Expenses	Income to	End of
	Beginning	Investment	Investment	End	Total	to Average	to Average	Average	Period
	of Period	Income	Income	of Period	Return (%)	Net Assets	Net Assets	Net Assets	($ x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.16[b]	.05[b]	.00[b,c]	314,348
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.16	.07	.00[c]	579,982
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.16	.13	.00[c]	514,407
2009	1.00	.000[a]	(.000)[a]	1.00	.03	.17	.16	.04	556,723
2008	1.00	.014	(.014)	1.00	1.41	.19	.17	.85	866,681
2007	1.00	.045	(.045)	1.00	4.55	.34	.16	4.36	77,674
Hamilton Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.20[b]	.05[b]	.00[b,c]	71,249
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.20	.08	.00[c]	24,633
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.20	.13	.00[c]	41,899
2009	1.00	.000[a]	(.000)[a]	1.00	.01	.21	.17	.02	11,462
2008	1.00	.014	(.014)	1.00	1.37	.25	.21	1.03	36,992
2007	1.00	.033	(.033)	1.00	3.29	.35	.20	3.80	13,806
Agency Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.30[b]	.06[b]	.00[b,c]	6
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.30	.07	.00[c]	6
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.30	.13	.00[c]	6
2009	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.31	.20	.01	6
2008	1.00	.002	(.002)	1.00	.16	.31	.31	.50	6
2007	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.00[c]	.00[c]	.00[c]	—[d]
Premier Shares
Six Months Ended June 30, 2012 (Unaudited)	1.00	.000[a]	(.000)[a]	1.00	.00[b,c]	.45[b]	.06[b]	.00[b,c]	242,489
Year Ended December 31,
2011	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.45	.07	.00[c]	244,127
2010	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.45	.13	.00[c]	255,513
2009	1.00	.000[a]	(.000)[a]	1.00	.00[c]	.46	.18	.00[c]	290,749
2008	1.00	.011	(.011)	1.00	1.11	.50	.46	.88	371,388
2007	1.00	.041	(.041)	1.00	4.25	.62	.45	3.66	102,368

a	Amount represents less than $.001 per share.
b	Annualized.
c	Amount represents less than .01%.
[d]	Amount represents less than $1,000.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. The Company accounts separately for the assets, liabilities and operations of each series. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares, Agency shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.

As of June 30, 2012, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 6,250 Agency shares of Dreyfus Institutional Reserves Treasury Prime Fund.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Funds	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Table 1 summarizes the inputs used as of June 30, 2012 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

Table 1—Fair Value Measurements

		Short-Term Investments ($)†
	Level 1—	Level 2—Other
	Unadjusted	Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	2,795,175,336	—	2,795,175,336
Dreyfus Institutional Reserves Treasury Fund	—	1,322,556,775	—	1,322,556,775
Dreyfus Institutional Reserves Treasury Prime Fund	—	626,947,170	—	626,947,170

† See Statement of Investments for additional detailed categorizations.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

As of and during the period ended June 30, 2012, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the three-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 2 summarizes each fund’s unused capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2011.

The tax character of distributions paid to shareholders for each fund during the fiscal year ended December 31, 2011 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At June 30, 2012, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the fund’s Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

Table 2—Capital Loss Carryover

			Expiring in fiscal:†
	2013	2014	2015	2016	2017	2018	Total
Dreyfus Institutional Reserves Money Fund	—	—	14,477	—	—	—	14,477
Dreyfus Institutional Reserves Treasury Fund	54,821	214,708	112,276	—	—	—	381,805
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	973	7,664	—	16	8,653

†	If not applied, the carryovers expire in the above years.

The Funds	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. Table 3 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended June 30, 2012.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Hamilton shares, Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional ReservesTreasury Fund, the Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton,Agency, Premier and Classic shares, respectively.The Service Plan provides for payments to be made at annual rates of .04%, .14% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton, Agency and Premier shares’ average daily net assets, respectively.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended June 30, 2012.

Table 5 summarizes the components of “Due toThe Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to the undertaking in effect.

Table 3—Expense Reductions

	Institutional	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	—	6,097	3,423	418,074	442,646
Dreyfus Institutional Reserves Treasury Fund	19,716	54,965	3,001	1,315,565	546,786
Dreyfus Institutional Reserves Treasury Prime Fund	273,320	33,686	8	475,080	—

Table 4—Service Plan Fees

		Hamilton	Agency	Premier	Classic
		Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund		391,816	15,733	698,459	565,700
Dreyfus Institutional Reserves Treasury Fund		33,781	2,487	1,198,822	519,957
Dreyfus Institutional Reserves Treasury Prime Fund		9,262	4	353,506	—

Table 5—Due to The Dreyfus Corporation and Affiliates

		Management		Service Plan	Less Expense
			Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund			369,102	250,049	(120,019)
Dreyfus Institutional Reserves Treasury Fund			133,372	285,603	(275,518)
Dreyfus Institutional Reserves Treasury Prime Fund			78,686	58,631	(102,168)

NOTES

For More Information

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX	DANXX	DMEXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	August 20, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	August 20, 2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)